Related Parties Balances and Transaction - Schedule of Amounts Due to Related Parties (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Schedule of Amounts Due to Related Parties [Line Items]
Loan payables due to related party		$ 41,200,878
Related Party [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties		126,922	1,664
XAUt collateral receivable from related party		77,526,892
Antalpha Digital Pte. Ltd [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	[1]	90,521
Antalpha Technologies Pte. Ltd [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	[2]	31,407
Zimuyin Jiang [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	[3]	4,994	1,664
Northstar Digital (HK) Limited [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Loan payables due to related party	[4]	41,200,878
Northstar Digital (HK) Limited [Member] | Related Party [Member]
Schedule of Amounts Due to Related Parties [Line Items]
XAUt collateral receivable from related party	[5]	$ 77,526,892

[1]	The balances as of March 31, 2026 mainly represented the expense paid on behalf from Antalpha Digital Pte. Ltd for Group’s operation.
[2]	The balances as of March 31, 2026 mainly represented the expense paid on behalf from Antalpha Technologies Pte. Ltd for Group’s operation.
[3]	The balance as of March 31, 2026 mainly represented the expense paid on behalf from Zimuyin Jiang, former Chief Accounting Officer (“CAO”) of the Group for Group’s operation.
[4]	The balances as of March 31, 2026 mainly represented the loan principal and accrued interest due to Northstar Digital (HK) Limited.
[5]	The balances as of March 31, 2026 mainly represented the market value of XAUt held in a collateral account to secure the loan obtained from Northstar Digital (HK) Limited. Northstar Digital (HK) Limited is deemed a related party of the Group as Antalpha Platform Holding Company, the parent company of the Group, is subject to the significant influence of Northstar Digital (HK) Limited despite the absence of any direct equity interest.